J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(each a “Fund,” collectively, the “Funds”)

(series of JPMorgan Trust I)

Supplement dated March 27, 2015

to the Prospectus dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Intrepid America Fund

The tables below replace the corresponding tables on pages 34 and 35 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.48	0.44	0.35
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.23	0.19	0.10
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.14	1.60	0.76
Fee Waivers and Expense Reimbursements[2]	(0.09)	(0.05)	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.05	1.55	0.76

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.04%, 1.54% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/5/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 11/4/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

SUP-USEQ-315

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	626	860	1,111	1,831
CLASS C SHARES ($)	258	500	866	1,896
SELECT CLASS SHARES ($)	78	243	422	942

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	626	860	1,111	1,831
CLASS C SHARES ($)	158	500	866	1,896
SELECT CLASS SHARES ($)	78	243	422	942

The tables below replace the corresponding tables on page 21 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.39	0.14
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.14	0.09
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.30	0.55

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	412	713	1,568
CLASS R5 SHARES ($)	56	176	307	689

JPMorgan Intrepid Growth Fund

The tables below replace the corresponding tables on pages 38 and 39 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.45	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.19	0.20	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.20	1.71	0.88
Fee Waivers and Expense Reimbursements[2]	(0.26)	(0.28)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.94	1.43	0.69

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.93%, 1.42% and 0.68%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	616	862	1,126	1,881
CLASS C SHARES ($)	246	512	902	1,996
SELECT CLASS SHARES ($)	70	262	469	1,067

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	616	862	1,126	1,881
CLASS C SHARES ($)	146	512	902	1,996
SELECT CLASS SHARES ($)	70	262	469	1,067

The tables below replace the corresponding tables on page 25 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.44	0.21
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.19	0.16
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.45	0.72
Fee Waivers and Expense Reimbursements[2]	(0.27)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.18	0.49

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.17% and 0.48%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	120	432	767	1,712
CLASS R5 SHARES ($)	50	207	378	873

JPMorgan Intrepid Value Fund

The tables below replace the corresponding tables on pages 42 and 43 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.46	0.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.19	0.21	0.22
Acquired Fund Fees and Expenses[2]	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.10	1.62	0.88
Fee Waivers and Expense Reimbursements[3]	(0.26)	(0.28)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.84	1.34	0.69

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” have been adjusted to remove the expense impact of a business development company (a “BDC”) held during the prior fiscal year. The Fund will not own BDCs during the current fiscal year.

3	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.83%, 1.33% and 0.68%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	606	832	1,076	1,773
CLASS C SHARES ($)	236	484	855	1,898
SELECT CLASS SHARES ($)	70	262	469	1,067

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	606	832	1,076	1,773
CLASS C SHARES ($)	136	484	855	1,898
SELECT CLASS SHARES ($)	70	262	469	1,067

The tables below replace the corresponding tables on page 29 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.52	0.18	0.12
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.27	0.13	0.12
Acquired Fund Fees and Expenses[2]	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.43	0.59	0.53
Fee Waivers and Expense Reimbursements[3]	(0.34)	(0.10)	(0.09)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.09	0.49	0.44

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” have been adjusted to remove the expense impact of a business development company (a “BDC”) held during the prior fiscal year. The Fund will not own BDCs during the current fiscal year.

3	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.08%, 0.48% and 0.43%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	419	749	1,684
CLASS R5 SHARES ($)	50	179	319	728
CLASS R6 SHARES ($)	45	161	287	656

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 54 and 55 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.19	1.13	1.03
Dividend Expenses on Short Sales	0.58	0.58	0.58
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.36	0.30	0.20
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.45	2.89	2.04
Fee Waivers and Expense Reimbursements[2]	(0.56)	(0.50)	(0.40)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.89	2.39	1.64

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	707	1,198	1,714	3,125
CLASS C SHARES ($)	342	848	1,479	3,178
SELECT CLASS SHARES ($)	167	601	1,061	2,337

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	707	1,198	1,714	3,125
CLASS C SHARES ($)	242	848	1,479	3,178
SELECT CLASS SHARES ($)	167	601	1,061	2,337

The following is added as the third paragraph in the section titled More About the Funds – Expense Limitation on pages 97 and 98 of the Class R2, Class R5 and Class R6 Shares prospectus:

Intrepid America Fund

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.29% and 0.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/5/15 at which time the Service Providers will determine whether or not to renew or revise it.

The following is added immediately after the table in the section titled The Funds’ Management and Administration on page 86 of the Class A, Class B, Class C and Select Class Shares prospectus:

Effective September 1, 2013, the contractual management fees as a percentage of average daily net assets for the following Funds were revised as shown below:

Intrepid America Fund	0.40%
Intrepid Growth Fund	0.50
Intrepid Value Fund	0.40
U.S. Dynamic Plus Fund	1.00

The following is added immediately after the table in the section titled The Funds’ Management and Administration on page 101 of the Class R2, Class R5 and Class R6 Shares prospectus:

Effective September 1, 2013, the contractual management fees as a percentage of average daily net assets for the following Funds were revised as shown below:

Intrepid America Fund	0.40%
Intrepid Growth Fund	0.50
Intrepid Value Fund	0.40

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE